SCHEDULE OF CLASSES OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Total	$ 6,918	$ 8,770	$ 15,402
Money Market Funds [Member]
Assets:
Total	6,918	8,770	15,402
Fair Value, Inputs, Level 1 [Member]
Assets:
Total	6,918	8,770	15,402
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Assets:
Total	6,918	8,770	15,402
Fair Value, Inputs, Level 2 [Member]
Assets:
Total
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Assets:
Total
Fair Value, Inputs, Level 3 [Member]
Assets:
Total
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Assets:
Total